MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2013
MINERAL PROPERTIES [Text Block]
6.	MINERAL PROPERTIES

	December 31, 2013	December 31, 2012	December 31, 2011

Acquisition costs	$1,607,729	$1,607,729	$1,607,729
Asset retirement obligation (Note 7)	131,133	131,133	131,133
Option payments received	(881,440)	(881,440)	(881,440)
Total	$857,422	$857,422	857,422

Kibi, Kwabeng and Pameng Projects

The Company holds an individual mining lease over the lease area of each of the Kibi Project, the Kwabeng Project and the Pameng Project, all of which are located in Ghana. Each of these mining leases grant the Company mining rights to produce gold in the respective lease areas until July 26, 2019 with respect to the Kwabeng and Pameng Projects, and until December 17, 2015 with respect to the Kibi Project (formerly known as the Apapam Project), the latter of which can be renewed for up to a further 30 year term on application and payment of applicable fees to the Minerals Commission of Ghana (“Mincom”). All gold production will be subject to a production royalty of the net smelter returns (“NSR”) payable to the Government of Ghana.

Banso and Muoso Projects

During the year ended December 31, 2010, the Company made an application to Mincom to convert a single prospecting license (“PL”) securing its interest in the Banso and Muoso Projects located in Ghana to a mining lease covering the lease area of each of these Projects. This application was approved by Mincom who subsequently made recommendation to the Minister of Lands, Forestry and Mines to grant an individual mining lease for each Project. Subsequent to the year ended December 31, 2010, the Government of Ghana granted two mining leases for these Projects dated January 6, 2011. These mining leases grant the Company mining rights to produce gold in the respective lease areas until January 5, 2025 with respect to the Banso Project and until January 5, 2024 with respect to the Muoso Project. These mining leases supersede the PL previously granted to the Company. Among other things, both mining leases require that the Company (i) pay the Government of Ghana a fee of $30,000 in consideration of granting of each lease (paid in the March 2011 quarter); (ii) pay annual ground rent of GH¢260.00 (USD$167) for the Banso Project and GH¢280.00 (USD$180) for the Muoso Project; (iii) commence commercial production of gold within two years from the date of the mining leases; and (iv) pay a production royalty to the Government of Ghana. The Company has filed for the necessary permits to commence work on the project. The permits are currently pending approval.

The Company executed a letter of intent (“LOI”) with Buccaneer Gold Corp. (“Buccaneer”), formerly Verbina Resources Inc., a company related by two directors in common, on July 21, 2010 whereby Buccaneer could acquire an undivided 55% interest in the Company’s interest in the mineral rights of the Company’s Banso and Muoso concessions (“Concessions”). On January 21, 2011 the terms of the agreement were amended.

Pursuant to the 2011 LOI, Buccaneer can acquire a 55% legal and beneficial interest in the Company’s interest in the mineral rights of the Concessions (the “ 55% Interest”) pursuant to the following terms: Buccaneer shall (i) provide the Company, by February 28, 2011, with notice of its satisfactory completion of due diligence of the Concessions (provided on January 21, 2011), and receipt of regulatory acceptance by the TSX Venture Exchange of the 2011 LOI (received on February 16, 2011) (the “Effective Date”); (ii) make a cash payment to the Company of $425,000 consisting of $100,000 upon the Effective Date and $325,000 within 90 days of the Effective Date (received); (iii) issue 1,000,000 fully paid and non-assessable common shares of Buccaneer to the Company upon the Effective Date (issued in the March 2011 quarter); (iv) incur a total of $4,425,000 in exploration expenditures on the Concessions within five (5) years of the Effective Date with $500,000 to be incurred in the first year (completed) from the Effective Date and $1,000,000 in each year thereafter, except that in the final year the exploration expenditures shall be a minimum of $925,000 ; and (v) pay to the Company $300,000 in connection with a Versatile Time-domain Electromagnetic (“VTEM”), Magnetic and Radiometric survey to be flown over the Concessions by the Company, which payment shall be credited toward the $500,000 in exploration expenditures referred to above in subparagraph (iv). In 2013, the Company agreed to extend the term to complete exploration spending by a further two years.

Upon Buccaneer having exercised the option and earned the 55% Interest, the Company shall execute and deliver to Buccaneer transfer documentation including a definitive binding option agreement and a deed of transfer (the “Transfer Documents”) which shall be effective to transfer and convey the 55% Interest. The Transfer Documents will require approval from the Minister of Lands, Forestry and Mines.

The status of each Buccaneer commitment to the Company in the 2011 LOI is as follows:

Item	Description	Status
(i)	Due diligence completed	Completed
	TSX accepts LOI	Completed
(ii)	Pay $100,000 to the Company	Received by the Company
	Pay a further $325,000 to the Company	Received by the Company
(iii)	Issue 1,000,000 Buccaneer shares to the Company	Received by the Company
(iv)	Spend $4,425,000 on the properties over 5 years	In Progress
(v)	Pay $300,000 to the Company for a VTEM survey	Received by the Company

The 1,000,000 Buccaneer shares received were valued at $411,440 at the date of issuance.

Option agreement on Edum Banso Project

In October 2005, XG Exploration entered into an option agreement (the “Option Agreement”) with Adom Mining Limited (“Adom”) to acquire 100% of Adom’s right, title and interest in and to a prospecting license on the Edum Banso concession (the “Edum Banso Project”) located in Ghana. Adom further granted XG Exploration the right to explore, develop, mine and sell mineral products from this concession. The prospecting license has been renewed for a two year period expiring on July 21, 2013.

The consideration paid for the Option Agreement was $15,000 with additional payments of $5,000 to be paid on the anniversary date of the Option Agreement in each year during the term which term has been extended to November 11, 2013. Further net smelter royalty payments, based on proven and probable reserves and gold production, were also payable to Adom.

During August 2011, the Company assigned its interest in the Edum Banso Project to Discovery Gold Corporation (DCGD -previously Norman Cay Development Inc.) for a cash payment of $125,000, 1,000,000 DCGD shares, valued at $260,000 at the date of issuance, and an option payment of $135,000 payable in six months from the date of assignment of the option interest. If DCGD did not exercise its six-month option the Project reverted to the Company. Of the payments received, $20,000 reduced the carrying value of the Edum Banso Project on the Balance Sheet and the remainder reduced exploration spending in the third quarter of 2011. A $25,000 finder’s fee was paid to introduce the Company to DCGD and this fee reduced the gain recorded in the Statement of Operations.

During the year ended December 31, 2012, DCGD paid a final option payment of $135,000 to the Company in return for all rights and obligations related to the Edum Banso Project.

Mining lease and prospecting license commitments

The Company is committed to expend, from time to time fees payable (a) to the Minerals Commission for: (i) an extension of an expiry date of a prospecting license (currently $15,000 for each occurrence); (ii) a grant of a mining lease (currently $100,000); (iii) an extension of a mining lease (currently $100,000); (iv) annual operating permits; and (v) the conversion of a reconnaissance license to a prospecting license (currently $20,000); (b) to the Environmental Protection Agency (“EPA”) (of Ghana) for: (i) processing and certificate fees with respect to EPA permits; (ii) the issuance of permits before the commencement of any work at a particular concession; or (iii) the posting of a bond in connection with any mining operations undertaken by the Company; (c) for a legal obligation associated with our mineral properties for clean up costs when work programs are completed; and (d) an aggregate of less than $500 in connection with annual ground rent and mining permits to enter upon and gain access to the areas covered by the Company’s mining leases and future reconnaissance and prospecting licenses and such other financial commitments arising out of any approved exploration programs in connection therewith.